Deferred Taxation	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Deferred Taxation
DEFERRED TAXATION

	US Dollars
Figures in millions	2019	2018	2017

Deferred taxation relating to temporary differences is made up as follows:
Liabilities
Tangible assets (owned)	370	521	604
Right-of-use assets	48
Inventories	24	37	33
Other	9	5	15
	451	563	652
Assets
Provisions	209	218	229
Lease liabilities	52
Tax losses	45	24	60
Other	9	6	4
	315	248	293
Net deferred taxation liability	136	315	359
Included in the statement of financial position as follows:
Deferred tax assets	105	—	4
Deferred tax liabilities	241	315	363
Net deferred taxation liability	136	315	359
The movement on the deferred tax balance is as follows:
Balance at beginning of year	315	359	492
Taxation of items included in income statement from continuing and discontinued operations	(189)	(30)	(68)
Taxation on items included in other comprehensive income	(2)	5	(6)
Transfer to non-current assets and liabilities held for sale	15	—	(73)
Translation	(3)	(19)	14
Balance at end of year	136	315	359

Provision has been made for South African income tax or foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries or foreign corporate joint ventures, where the group is able to assert that the undistributed earnings are not permanently reinvested. In all other cases, the foreign subsidiaries reinvest the undistributed earnings into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. Unrecognised taxable temporary differences pertaining to undistributed earnings totalled $444m (2018: $413m; 2017: $384m).